Deferred Charges (Details) - Schedule of estimated aggregate amortization expense	Jul. 31, 2022 USD ($)
Schedule Of Estimated Aggregate Amortization Expense Abstract
2023	$ 447,803
2024	421,307
2025	380,093
2026	357,601
2027	$ 323,830